Other Balance Sheet Information - Components of Selected Captions in Consolidated Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Inventories, net:
Raw materials	$ 99,498	$ 92,844
Work-in-process	89,895	72,939
Finished goods	147,728	154,486
Inventories, net	337,121	320,269
Property, plant and equipment, net:
Machinery, laboratory equipment and tooling	416,311	340,750
Land and buildings	176,214	170,152
Leasehold improvements	45,654	38,767
Computer software and equipment	217,940	174,086
Furniture and fixtures	33,022	28,117
Property, plant and equipment, gross, Total	889,141	751,872
Less: Accumulated depreciation and amortization	(354,672)	(260,667)
Property, plant and equipment, net, Total	534,469	491,205
Accrued expenses and other current liabilities:
Compensation and compensation-related	93,467	77,656
Professional fees	12,152	9,171
Interest payable	18,074	27,137
Royalty obligations	26,171	29,085
Deferred revenue	38,188	33,407
Income taxes payable	29,733	50,134
Other taxes payable	23,038	29,245
Acquisition-related obligations	79,286	68,009
Other	91,810	71,729
Accrued expenses and other current liabilities, Total	$ 411,919	$ 395,573